SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with US GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, VIE and VIE’s subsidiaries for which the Company is the primary beneficiary. All significant inter-company balances and transactions between the Company, its subsidiaries, VIE and VIE’s subsidiaries are eliminated.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Management evaluates these estimates and assumptions on a regular basis. Significant accounting estimates reflected in the allowance for receivables, write down of other assets, useful lives of property and equipment, impairment on inventory, sales return, product warranties, determination of incremental borrowing rate for lease and valuation allowance against net deferred tax assets. Actual results could differ from those estimates and judgments.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments with original maturities of three months or less at the date of purchase, that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash

Restricted cash consisted of collateral representing cash deposits for long-term borrowings.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Accounts receivable, net

Accounts receivable and other receivables are reflected in the Company’s consolidated balance sheets at their estimated collectible amounts. A substantial majority of its accounts receivable are derived from sales to well-known technological clients. The Company follows the allowance method of recognizing uncollectible accounts receivable and other receivables, pursuant to which the Company regularly assesses its ability to collect outstanding customer invoices and make estimates of the collectability of accounts receivable and other receivables. The Company provides an allowance for doubtful accounts when it determines that the collection of an outstanding customer receivable is not probable. The allowance for doubtful accounts is reviewed on a timely basis to assess the adequacy of the allowance. The Company takes into consideration (a) historical bad debts experience, (b) any circumstances of which it is aware of a customer’s or debtor’s inability to meet its financial obligations, (c) changes in its customer or debtor payment history, and (d) its judgments as to prevailing economic conditions in the industry and the impact of those conditions on its customers and debtors. If circumstances change, such that the financial conditions of its customers or debtors are adversely affected and they are unable to meet their financial obligations to the Company, it may need to record additional allowances, which would result in a reduction of its net income.

Concentration of credit risk and major customers

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of March 31, 2025, and September 30, 2025, the aggregate amounts of cash and cash equivalents, and restricted cash are RMB109.2 million and RMB293.3 million respectively.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in PRC. The Company conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Company establishes an accounting policy for the allowance for credit losses on the individual customer’s financial condition, credit history, and the current economic conditions. As of March 31, 2025 and September 30, 2025, the allowance for credit losses on accounts receivable was RMB52.8 million and RMB46.1 million, respectively, and allowance for credit losses on other current assets was RMB450.8 million and RMB453.7 million, respectively. The decrease in allowance during the six months ended September 30, 2025 was primarily attributable to the collection of certain accounts receivable and other receivables that had been previously provided for, resulting in a reversal of previously recognized credit loss expense. No significant changes were made to the Company’s credit loss estimation methodology during the period.

Major customers and accounts receivable — During the six months ended September 30, 2024, the Company had two customers that accounted over 10% of revenues, and revenue from the customers amounted to RMB41.69 million relate to notebook computer segment. During the six months ended September 30, 2025, the Company had two customers that accounted over 10% of revenues, and revenue from the customers amounted to RMB36.32 million relate to notebook computer segment.

Major suppliers —During the six months ended September 30, 2024, the Company had two suppliers accounting over 10% of total purchases and processing fees. During the six months ended September 30, 2025, the Company had three suppliers accounting over 10% of total purchases and processing fees.

Inventories

Inventories of the Company consist of raw materials, finished goods and work in process. Inventories are stated at lower of cost or net realizable value with cost being determined on the weighted average method. Elements of cost in inventories include raw materials, direct labor costs, other direct costs, consignment manufacturing cost and manufacturing overhead. When the estimated net realizable value of inventory is lower than its carrying amount, a write-down is recorded to reflect the lower value.

During the six months ended September 30, 2025, the Company recorded a reversal of previously recognized inventory write-downs of approximately RMB3.6 million. The reversal was primarily attributable to the sale of certain inventories that had previously been provided for and updated assessments of net realizable value based on improved sales performance and demand. No changes were made to the Company’s inventory valuation methodology during the period.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expenses as incurred. Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:

Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Upon retirement or sale of an asset, the cost of the asset and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to other (income) expenses, net.

Intangible assets, net

Intangible asset results from the acquisition of the licensed software and customer relationships. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. The Company accounts for such licensed software with definite lives and amortized using the straight-line method over its estimated useful life of 3 to 10 years.

Impairment of long-lived assets

The Company reviews the carrying value of long-lived assets to be held and used when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose. No impairment charge was recognized for all periods presented.

Equity method investment

The Company’s long-term investments consist of equity method investment. Investment in entities in which the Company can exercise significant influence and holds an investment in voting ordinary shares or in-substance ordinary shares (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company evaluates the equity method investment for impairment under ASC 323. An impairment loss on the equity method investment is recognized in earnings when the decline in value is determined to be other-than-temporary.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Fair value of financial instruments

Under the FASB’s authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable inputs. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1	Valuations for assets and liabilities traded in active exchange markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or similar assets or liabilities.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer or broker traded transactions. Level 3 valuations incorporate certain unobservable assumptions and projections in determining the fair value assigned to such assets.

All transfers between fair value hierarchy levels are recognized by the Company at the end of each reporting period. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risks associated with investment in those instruments.

Fair Value Measured or Disclosed on a Recurring Basis

Borrowings — Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 fair value measurement. The carrying value of the Company’s borrowings approximates fair value as the borrowing bears interest rates that are similar to existing market rates.

Other financial items for disclosure purpose — The fair value of other financial items of the Company for disclosure purpose, including cash and cash equivalents, restricted cash, accounts receivable, other receivables, other current assets, accounts payable, other payables and accrued liabilities, approximate their carrying value due to their short-term nature.

Government Grants

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the enterprise will comply with the conditions attached to them. When the Company received the government grants, but the conditions attached to the grants have not been fulfilled, such government grants are deferred and recorded as deferred revenue. The classification of short-term or long-term liabilities is dependent on the management’s expectation of when the conditions attached to the grant can be fulfilled. Grants that compensate the Company for expenses incurred are recognized as other income in statement of income on a systematic basis in the same periods in which the expenses are incurred. Government subsidies recognized as other income in the consolidated statement of comprehensive loss for the six months ended September 30, 2024 and 2025 were RMB1.9 million and RMB1.0 million, respectively.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease, right-of-use (“ROU”) assets and lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease, ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. It uses the implicit rate when readily determinable. The operating lease, ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company have elected not to recognize ROU assets and lease liabilities for short-term leases for all classes of underlying assets. Short-term leases are leases with terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue recognition

The Company derives revenue principally from the sale of mobile phones, notebook computers and accessories. Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration the Company expects to be entitled from a customer in exchange for providing the goods or services.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company’s revenue is primary derived from (i) OEM and ODM services for well-known brands; (2) its own in-house brands, positioned in emerging middle class consumer groups and price-sensitive consumers in emerging markets. Refer to Note 18 to the consolidated financial statements for disaggregation of the Company’s revenue by type of product and geography information for the six months ended September 30, 2024 and 2025.

1) Cooperation with OEM/ODM customers

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company generates its revenue through product sales, and shipping terms generally indicate when it has fulfilled its performance obligations and passed control of products to its customer, when the goods have been shipped to the customer’s specific location (delivery). Following delivery, the customer has full discretion over the manner of distribution and price to sell the goods, has the primary responsibility when selling the goods and bears the risks of obsolescence and loss in relation to the goods but has no right to return the products (other than for defective products). A receivable is recognized by the Company when the goods are delivered to the customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due. Revenue from OEM/ODM customers does not meet the criteria to be recognized over time since 1) it does not have the right of payment for the performance completed to date, 2) its work neither creates or enhances an asset controlled by customers until goods are delivered to the customer, 3) customers do not receive and consume benefits simultaneously provided by its performance.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract assets and liabilities

Contract assets, such as costs to obtain or fulfill contracts, are an insignificant component of the Company’s revenue recognition process. The majority of the Company’s cost of fulfillment as a manufacturer of products is classified as inventories and property and equipment, which are accounted for under the respective guidance for those asset types. Other costs of contract fulfillment are immaterial due to the nature of the Company’s products and their respective manufacturing processes.

Contract liabilities are mainly related to advance payments received from customers.

Warranty

The Company offers a standard product warranty that the product will operate under normal use. For products sold to OEM/ODM customers, the warranty period generally ranges from one to two years from the time of final acceptance. In general, the Company ships free spare parts as product warranty to these customers while the products are sold. For products sold to end users through retailers in India, the warranty period includes a one year warranty to end users. The Company has the obligation, at its option, to either repair or replace the defective product. The customers cannot separately purchase the warranty and the warranty doesn’t provide the customer with additional service other than assurance that the product will function as expected. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve.

Value added tax

In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until now) on invoiced amounts is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of sales

Cost of sales consists primarily of material costs, direct labor costs, other direct costs, consignment manufacturing cost and manufacturing overhead, which are directly attributable to the production of products. Write-down of inventories to lower of cost or net realizable value is also recorded in cost of sales.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the consolidated statement of comprehensive loss in the period in which they are incurred.

Income taxes

Income taxes are accounted for using the asset and liability method as prescribed by ASC 740 “Income Taxes.” Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance would be provided for those deferred tax assets for which if it is more likely than not that the related benefit will not be realized. As of March 31, 2025 and September 30, 2025, the Company did not recognize any deferred tax assets as there were no deductible temporary differences, tax loss carryforwards, or other tax attributes that would give rise to deferred tax assets during the periods presented.

Determination of incremental borrowing rate for leases

The Company determines the incremental borrowing rate (“IBR”) used to measure lease liabilities when the implicit rate in the lease is not readily determinable, in accordance with ASC 842, Leases. The IBR represents the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and in a similar economic environment for an amount equal to the lease payments.

In determining the IBR, the Company considers factors including the lease term, the Company’s credit profile, the nature and quality of the underlying collateral, and prevailing market borrowing rates for comparable financing arrangements. The Company may also consider observable market data and adjustments for differences in economic conditions, lease terms, and collateralization.

The determination of the incremental borrowing rate requires significant judgment. Changes in the Company’s credit profile, market interest rates, or other relevant factors could result in changes to the incremental borrowing rate used to measure future lease liabilities and right-of-use assets.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Company did not recognize any interest or penalties associated with uncertain tax positions for the six months ended September 30, 2024 and 2025. As of March 31, 2025 and September 30, 2025, the Company did not have any significant unrecognized uncertain tax positions.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Foreign currency translation and transactions

The reporting currency of the Company is the Chinese Yuan (“RMB”). The Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries with operations in the PRC, Hong Kong, and other jurisdictions generally use their respective local currencies as their functional currencies, except that UTime Trading uses United States dollar (“US$”) as functional currency. The financial statements of the Company’s subsidiaries, other than the consolidated VIE and VIE’s subsidiary with the functional currency in RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities, historical exchange rate for equity amounts and the average rate during the reporting period for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries and consolidated VIE and VIE’s subsidiary, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in other (income) expenses, net in the consolidated statements of comprehensive loss.

Convenience translation

Translations of balances in the unaudited consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the six months ended September 30, 2025 are solely for the convenience of the reader and has been made at the exchange rate quoted by the central parity of RMB against the USD by the People’s Bank of China on September 30, 2025 of USD 1.00 = RMB7.1190. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2025, or at any other rate.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Comprehensive loss

Comprehensive loss is comprised of the Company’s net loss and comprehensive loss. The component of comprehensive loss consists solely of foreign currency translation adjustments.

(Loss)/income per share

Basic net (loss)/income per share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period. Diluted net (loss)/income per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares, if any. Basic and diluted (loss)/income per share for each of the periods presented are calculated as follows:

	Six months ended September 30,
	2024	2025
	RMB	RMB

Numerator:
Net (loss)/profit	(127,317)	9,354
Net (loss)/profit attributable to non-controlling interest	-	-
Net (loss)/profit attributable to UTime Limited, basic and diluted	(127,317)	9,354
Denominator:
Weighted shares outstanding, basic and diluted	4,867	82,650
Net (loss)/profit attributable to UTime Limited per ordinary share:
Continuing operations	(26.16)	0.11

On March 31, 2025, the Company effected a 1-for-10 reverse share split of its Class A ordinary shares; on November 11, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on January 26, 2026, the Company effected a 1-for-5 reverse share split of its Class A ordinary shares. All share and per share information presented for all periods has been retrospectively adjusted to reflect both share consolidation events.

Recently issued accounting standards

The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its condensed consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s condensed consolidated financial statements properly reflect the change.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recently issued accounting standards not yet adopted

ASU 2024-03 — Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Expense Disaggregation Disclosures: In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Expense Disaggregation Disclosures. This ASU requires additional disclosures about specific expense categories, including purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in relevant expense captions. The amendments also require qualitative disclosures regarding remaining amounts within expense captions and disclosure of total selling expenses and the entity’s definition of selling expenses.

The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim reporting periods within fiscal years beginning after December 15, 2027. For the Company, the guidance will be effective for the fiscal year beginning April 1, 2027 and interim periods beginning April 1, 2028. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statement disclosures.

ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, primarily related to rate reconciliation and income taxes paid.

The amendments are effective for fiscal years beginning after December 15, 2024. For the Company, the guidance will be effective for the fiscal year beginning April 1, 2025. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statement disclosures.

The Company has adopted all accounting standards that became effective for fiscal years beginning on or before April 1, 2025, including ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), and related amendments. The adoption of these standards did not have a material impact on the Company’s unaudited consolidated financial statements unless otherwise disclosed.